Cover	Apr. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2024
Entity File Number	001-41909
Entity Registrant Name	Valkyrie Bitcoin Fund
Entity Central Index Key	0001841175
Entity Tax Identification Number	86-6430837
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 Seven Springs Way
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(218)
Local Phone Number	255-9743
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest of Valkyrie Bitcoin Fund
Trading Symbol	BRRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false